long-term debt	12 Months Ended
Dec. 31, 2019
long-term debt
long-term debt

26   long-term debt

(a)    Details of long-term debt

As at December 31 (millions)	Note	2019	2018
Senior unsecured
TELUS Corporation senior notes	(b)	$14,479	$12,186
TELUS Corporation commercial paper	(c)	1,015	774
TELUS Communications Inc. debentures	(e)	621	620
Secured
TELUS International (Cda) Inc. credit facility	(f)	431	419
Other	(g)	267	—
		16,813	13,999
Lease liabilities	(h)	1,661	102
Long-term debt		$18,474	$14,101
Current		$1,332	$836
Non-current		17,142	13,265
Long-term debt		$18,474	$14,101

(b)    TELUS Corporation senior notes

The notes are senior unsecured and unsubordinated obligations and rank equally in right of payment with all of our existing and future unsecured unsubordinated obligations, are senior in right of payment to all of our existing and future subordinated indebtedness, and are effectively subordinated to all existing and future obligations of, or guaranteed by, our subsidiaries. The indentures governing the notes contain certain covenants that, among other things, place limitations on our ability, and the ability of certain of our subsidiaries, to: grant security in respect of indebtedness; enter into sale-leaseback transactions; and incur new indebtedness.

Interest is payable semi-annually. The notes require us to make an offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

At any time prior to the respective maturity dates set out in the table below, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 days' and not more than 60 days’ prior notice. On or after the respective redemption present value spread cessation dates set out in the table below, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 days' and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

								Principal face amount						Redemption present
						Effective					Outstanding at			value spread
			Issue			interest		Originally			financial			Basis		Cessation
Series	Issued	Maturity	price			rate [1]		issued			statement date			points		date
5.05% Notes, Series CH	July 2010	July 2020 [2]		$997.44		5.08%			$1.0	billion	$	NIL		47	[2]	N/A
3.60% Notes, Series CM	November 2013	January 2021		$997.15		3.65%			$400	million		$400	million	35	[3]	N/A
3.20% Notes, Series CO	April 2014	April 2021		$997.39		3.24%			$500	million		$500	million	30	[3]	Mar. 5, 2021
2.35% Notes, Series CT	March 2015	March 2022		$997.31		2.39%			$1.0	billion		$1.0	billion	35.5	[3]	Feb. 28, 2022
3.35% Notes, Series CJ	December 2012	March 2023		$998.83		3.36%			$500	million		$500	million	40	[3]	Dec. 15, 2022
3.35% Notes, Series CK	April 2013	April 2024		$994.35		3.41%			$1.1	billion		$1.1	billion	36	[3]	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million		$800	million	38.5	[3]	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%			$600	million		$600	million	53.5	[3]	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	[3]	May 8, 2026
2.80% U.S. Dollar Notes 4	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	[5]	Nov. 16, 2026
3.70% U.S. Dollar Notes 4	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	[5]	June 15, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	[3]	Dec. 1, 2027
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	[3]	Feb. 2, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	[3]	Nov. 19, 2029
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$600	million	47	[3]	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	[3]	May 26, 2043
4.85% Notes, Series CP	Multiple 6	April 2044		$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	[3]	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	[3]	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$500	million	60.5	[3]	July 29, 2045
4.70% Notes, Series CW	Multiple 7	March 2048		$998.06	[7]	4.71	% [7]		$325	million [7]		$475	million [7]	58.5	[3]	Sept. 6, 2047
4.60% U.S. Dollar Notes 4	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	750	million	25	[5]	May 16, 2048
4.30% U.S. Dollar Notes 4	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	500	million	25	[5]	Dec. 15, 2048
3.95% Notes, Series CAB	December 2019	February 2050		$991.54		4.00%			$400	million		$400	million	57.5	[3]	Aug. 16, 2049
(1)	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
(2)

On May 31, 2019, we exercised our right to early redeem, on July 23, 2019, $650 million of our 5.05% Notes, Series CH. On July 3, 2019, we exercised our right to early redeem, on August 7, 2019, the remaining $350 million not called for redemption on May 31, 2019. The long-term debt prepayment premium recorded in the three-month period ended September 30, 2019, was $28 million before income taxes.

(3)

The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT, Series CU, Series CV, Series CW, Series CX, Series CY, Series CZ, Series CAA and Series CAB notes, for which it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

(4)

We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively converted the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent	Exchange
Series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
4.60% U.S. Dollar Notes	4.41%	$974 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672 million	$1.3435

(5)

The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

(6)

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

(7)

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61% in March 2018.

(c)    TELUS Corporation commercial paper

TELUS Corporation has an unsecured commercial paper program, which is backstopped by our $2.25 billion syndicated credit facility (see (d)) and is to be used for general corporate purposes, including capital expenditures and investments. This program enables us to issue commercial paper, subject to conditions related to debt ratings, up to a maximum aggregate amount at any one time of $1.4 billion (2018 – $1.4 billion). Foreign currency forward contracts are used to manage currency risk arising from issuing commercial paper denominated in U.S. dollars. Commercial paper debt is due within one year and is classified as a current portion of long-term debt, as the amounts are fully supported, and we expect that they will continue to be supported, by the revolving credit facility, which has no repayment requirements within the next year. As at December 31, 2019, we had $1,015 million of commercial paper outstanding, all of which was denominated in U.S. dollars (US$781 million), with an effective weighted average interest rate of 2.11%, maturing through April 2020.

(d)    TELUS Corporation credit facility

As at December 31, 2019, TELUS Corporation had an unsecured revolving $2.25 billion bank credit facility, expiring on May 31, 2023, with a syndicate of financial institutions, which is to be used for general corporate purposes, including the backstopping of commercial paper.

The TELUS Corporation credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (as such terms are used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two financial quarter‑end ratio tests. These tests are that our net debt to operating cash flow ratio must not exceed 4.00:1.00 and our operating cash flow to interest expense ratio must not be less than 2.00:1.00, all as defined in the credit facility.

Continued access to the TELUS Corporation credit facility is not contingent upon TELUS Corporation maintaining a specific credit rating.

As at December 31 (millions)	2019	2018
Net available	$1,235	$1,476
Backstop of commercial paper	1,015	774
Gross available	$2,250	$2,250

We had $184 million of letters of credit outstanding as at December 31, 2019 (2018 – $184 million), issued under various uncommitted facilities; such letter of credit facilities are in addition to the ability to provide letters of credit pursuant to our committed bank credit facility.

We had arranged $880 million of incremental letters of credit to allow us to participate in the Innovation, Science and Economic Development Canada 600 MHz wireless spectrum auction that was held in March-April 2019, as discussed further in Note 18(a). Concurrent with funding the purchase of the spectrum licences, these incremental letters of credit were extinguished.

(e)   TELUS Communications Inc. debentures

The Series 3 and 5 Debentures were issued by a predecessor corporation of TELUS Communications Inc., BC TEL, under a Trust Indenture dated May 31, 1990. The Series B Debentures were issued by a predecessor corporation of TELUS Communications Inc., AGT Limited, under a Trust Indenture dated August 24, 1994, and a supplemental trust indenture dated September 22, 1995.

				Principal face amount
						Outstanding at		Redemption present
			Issue	Originally		financial		value spread
Series [1]	Issued	Maturity	price	issued		statement date		Basis points
10.65% Debentures, Series 3	June 1991	June 2021	$998.00	$175	million	$175	million	N/A (non-redeemable)
9.65% Debentures, Series 5 [2]	April 1992	April 2022	$972.00	$150	million	$249	million	N/A (non-redeemable)
8.80% Debentures, Series B	September 1995	September 2025	$995.10	$200	million	$200	million	15	[3]
(1)	Interest is payable semi-annually.
(2)

Series 4 Debentures were exchangeable, at the holder’s option, effective on April 8 of any year during the four-year period from 1996 to 1999, for Series 5 Debentures; $99 million of Series 4 Debentures were exchanged for Series 5 Debentures.

(3)

At any time prior to the maturity date set out in the table, the debentures are redeemable at our option, in whole at any time, or in part from time to time, on not less than 30 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the debentures discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

The debentures became obligations of TELUS Communications Inc. pursuant to an amalgamation on January 1, 2001, are not secured by any mortgage, pledge or other charge and are governed by certain covenants, including a negative pledge and a limitation on issues of additional debt, subject to a debt to capitalization ratio and an interest coverage test. Effective June 12, 2009, TELUS Corporation guaranteed the payment of the debentures’ principal and interest.

(f)    TELUS International (Cda) Inc. credit facility

As at December 31, 2019, TELUS International (Cda) Inc. had a bank credit facility, secured by its assets and expiring on December 20, 2022, with a syndicate of financial institutions. The credit facility is comprised of a US$350 million (2018 – US$350 million) revolving component and an amortizing US$120 million (2018 – US$120 million) term loan component. The credit facility is non-recourse to TELUS Corporation. The outstanding revolving component had a weighted average interest rate of 3.25% as at December 31, 2019.

	2019						2018
	Revolving		Term loan				Revolving		Term loan
As at December 31 (millions)	component		component [1]		Total		component		component		Total
Available	US$	121	US$	N/A	US$	121	US$	150	US$	N/A	US$	150
Outstanding		229		107		336		200		113		313
	US$	350	US$	107	US$	457	US$	350	US$	113	US$	463
(1)	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on the debt to a fixed rate of 2.64%.

The TELUS International (Cda) Inc. credit facility bears interest at prime rate, U.S. Dollar Base Rate, a bankers’ acceptance rate or London interbank offered rate (LIBOR) (as such terms are used or defined in the credit facility), plus applicable margins. The credit facility contains customary representations, warranties and covenants, including two quarter‑end financial ratio tests: the TELUS International (Cda) Inc. net debt to operating cash flow ratio must not exceed 3.25:1.00, and its operating cash flow to debt service (interest and scheduled principal repayment) ratio must not be less than 1.50:1.00, all as defined in the credit facility.

The term loan is subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity.

Subsequent to December 31, 2019, the bank credit facility was amended, with an expiry date of January 28, 2025, the revolving and amortizing term loan components were each increased to US$600 million and TELUS Corporation (as 12.5% lender) joined the lending syndicate. The quarter-end net debt to operating cash flow financial ratio test was amended such that the ratio must not exceed: 4.75:1.00 during fiscal 2020; 4.25:1.00 during fiscal 2021; and 3.50:1.00 subsequently. The quarter-end operating cash flow to debt service financial ratio test was unchanged, and the term loan component remains subject to an amortization schedule which requires that 5% of the principal advanced be repaid each year of the term of the agreement, with the balance due at maturity. In connection with the acquisition of Competence Call Center subsequent to December 31, 2019, as discussed further in Note 18(d), incremental amounts of $1,036 million (US$798 million) were drawn, in U.S. dollars, on the facility.

(g)    Other

Other liabilities bear interest at 3.29%,are secured by the associated AWS-4 spectrum licences, and are subject to an amortization schedule which results in the principal being repaid over the period to maturity, March 31, 2035.

(h)Lease liabilities

See Note 2(a) for details of significant changes to IFRS-IASB that have been applied effective January 1, 2019.

Lease liabilities are subject to amortization schedules, which results in the principal being repaid over various periods, including reasonably expected renewals. The weighted average interest rate on lease liabilities was approximately 4.50% as at December 31, 2019.

(i)    Long-term debt maturities

Anticipated requirements to meet long-term debt repayments, calculated for long-term debts owing as at December 31, 2019, are as follows:

	Canadian dollars			U.S. dollars					Other currencies
	Long-term			Long-term
	debt,			debt,		Currency swap agreement
Composite long-term debt denominated in	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2020	$12	$255	$267	$1,023	$19	$(1,021)	$1,037	$1,058	$30	$1,355
2021	1,088	235	1,323	8	19	—	—	27	29	1,379
2022	1,263	123	1,386	420	18	—	—	438	21	1,845
2023	514	115	629	—	15	—	—	15	20	664
2024	1,115	104	1,219	—	4	—	—	4	17	1,240
2025-2029	4,086	280	4,366	1,429	4	(1,428)	1,459	1,464	38	5,868
Thereafter	4,388	270	4,658	1,624	—	(1,623)	1,646	1,647	16	6,321
Future cash outflows in respect of composite long-term debt principal repayments	12,466	1,382	13,848	4,504	79	(4,072)	4,142	4,653	171	18,672
Future cash outflows in respect of associated interest and like carrying costs [2]	6,124	385	6,509	2,525	14	(2,482)	2,447	2,504	50	9,063
Undiscounted contractual maturities (Note 4(c))	$18,590	$1,767	$20,357	$7,029	$93	$(6,554)	$6,589	$7,157	$221	$27,735

(1)	Where applicable, cash flows reflect foreign exchange rates as at December 31, 2019.
(2)

Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at December 31, 2019.